Subsequent Events	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Jul. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

14.Subsequent Events

Subsequent to our fiscal quarter ended April 30, 2014, we received approximately $150,000 from the sale of 150,000 shares of our common stock in private placements. The shares of common stock issued were offered and sold without registration under the Securities Act, or state securities laws, in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder and in reliance on similar exemptions under aProceedsFromWarrantExercisespplicable state laws, based on the lack of any general solicitation or advertising in connection with the sale of the securities; the representation of each investor to the Company that it is an accredited investor (as that term is defined in Rule 501 of Regulation D) and that it was purchasing the securities for its own account and without a view to distribute them. The securities may not be offered or sold in the United States without an effective registration statement or pursuant to an exemption from applicable registration requirements. We have used, and intend to continue to use, the remaining proceeds from the offering for working capital and general corporate purposes.

In addition, we received $174,200 from the exercise of a warrant to purchase 268,000 shares of common stock issued in connection with the April 24, 2013 private placement (See Note 11).

13. Subsequent Events

New Board of Directors and Management Team

On August 13, 2013, the following managerial and corporate governance changes occurred to create a new Board of Directors, or Board, and management team:

•	Michael L. Krall, Donna Singer, and Dennis Brovarone resigned as directors of the Company by mutual agreement with the Company. Mr. Brovarone served on our Compensation Committee.

•	Michael L. Krall, Donna Singer, and Dennis Atchley resigned all positions respectively held by them as officers of the Company by mutual agreement with the Company.

•

The terms of Mr. Krall’s, Ms. Singer’s, and Mr. Brovarone’s separation agreements are as follows: Mr. Krall and Ms. Singer received a onetime separation payment of $150,000 and $45,000, respectively; Mr. Brovarone’s received $91,332, payable in monthly installments, commencing 120 days after the separation date; Mr. Krall is entitled to receive a cash severance of $540,000 payable over an eighteen month period; Ms. Singer is entitled to receive a cash severance of $204,000 payable over a twelve month period; Mr. Krall received 850,000 unregistered shares of common stock, valued at $595,000; Ms. Singer received 300,000 unregistered shares of common stock, valued at $210,000; and Mr. Krall and Ms. Singer will continue to receive health insurance coverage over the terms of their respective severance periods. Medical and dental insurance for Mr. Krall and his dependants will cost the Company $19,933 over the eighteen month severance period.  Medical and dental insurance for Ms. Singer and her dependants will cost the Company $17,819 over the twelve month severance period.

•

The Board of Directors of the Company (the "Board") appointed Dave Pfanzelter to serve as a member of the Board and to be its Chairman of the Board. His appointment was immediately effective as of August 13, 2013. Mr. Pfanzelter previously served on the Company's Board from February 6, 2013 until his separation on July 19, 2013.

•	The Board appointed Dave Pfanzelter to serve as Interim Chief Executive Officer. His appointment was immediately effective as of August 13, 2013.

•

The Board appointed Peter C. Wulff to serve as Chief Financial Officer, Chief Operating Officer, and Corporate Secretary. With his appointment, Mr. Wulff will also serve as the Company's Principal Financial Officer and Principal Accounting Officer. His appointment was immediately effective as of August 13, 2013. Mr. Wulff previously served as the Company's Chief Financial Officer from November 5, 2012 until his departure on May 13, 2013.

•	The Board appointed Gary D. Cohee to serve as a member of the Board. His appointment was immediately effective as of August 13, 2013. Mr. Cohee will serve on the Audit Committee of the Board.

As previously disclosed on our Form 8-K filed on July 25, 2013, on July 22, 2013, Jon Carbone and Paul Maier resigned as directors of the Company and as members of the Audit and Compensation Committees.

In connection with Mr. Krall’s separation from the Company, the Company entered into a Purchase, Severance, and Release Agreement effective August 13, 2013 with Mr. Krall (the “Krall Release Agreement”). The Krall Release Agreement provides for a mutual release of all claims between Mr. Krall and the Company. Mr. Krall is also prohibited from engaging in certain competitive activities for the next four years. Pursuant to the Krall Release Agreement, Mr. Krall (i) was paid $25,000 on August 13, 2013; and, (ii) is entitled to receive $30,000 per month for 18-months following August 13, 2013, during which time Mr. Krall shall provide consulting services to the Company. In consideration of Mr. Krall’s transfer to the Company of certain enumerated intellectual property rights, the Company also (i) paid Mr. Krall the sum of $125,000 on August 13, 2013; and, (ii) issued to Mr. Krall 850,000 shares of common stock on August 21, 2013 (the “Krall Shares”). The Krall Shares are subject to certain registration rights intended to register the Krall Shares. The Krall Shares are also subject to a Voting Support Agreement and Irrevocable Proxy (the “Krall Proxy”). The Krall Proxy gives our CEO the right to vote the Krall Shares for so long as Mr. Krall owns the Krall Shares. Additionally, upon the earlier of (i) us receiving a total of $3 million; or, (ii) sixty days from August 13, 2013, we are obligated to deposit $500,000 into an escrow account, exclusively dedicated to the purpose of ensuring availability of the funds necessary to pay the monthly severance payment to Mr. Krall.

In connection with Ms. Singer’s separation from the Company, we entered into a Purchase, Severance, and Release Agreement effective August 13, 2013 with Ms. Singer (the “Singer Release Agreement”). The Singer Release Agreement provides for a mutual release of all claims between Ms. Singer and the Company. Ms. Singer is also prohibited from engaging in certain competitive activities until August 2017. Pursuant to the Singer Release Agreement, Ms. Singer (i) was paid $45,000 on August 13, 2013; (ii) is due the amount of her continued health insurance coverage until August 2014; and, (iii) is entitled to $17,000 per month for 12-months following August 13, 2013, during which time Ms. Singer shall provide consulting services to the Company. In consideration of Ms. Singer’s transfer to the Company of certain enumerated intellectual property rights, the Company also issued to Ms. Singer 300,000 shares of common stock on August 21, 2013 (the “Singer Shares”). The Singer Shares are subject to certain registration rights intended to register the Singer Shares. The Singer Shares are also subject to a Voting Support Agreement and Irrevocable Proxy (the “Singer Proxy”). The Singer Proxy gives our CEO the right to vote the Singer Shares for so long as Ms. Singer owns the Singer Shares

On September 10, 2013, the Board appointed Henry R. Lambert to serve as Chief Executive Officer. His appointment was effective as of and on September 16, 2013.  In connection with the hiring of Henry R. Lambert to serve as the Company's Chief Executive Officer, Dave Pfanzelter resigned his position as our Interim Chief Executive Officer. Mr. Pfanzelter's resignation coincided with Mr. Lambert's start date, September 16, 2013. Mr. Pfanzelter will continue to render significant services to the Company and will continue to serve as the Company's Chairman of the Board.

On September 10, 2013, the Board appointed Henry R. Lambert to serve as a member of the Board. His appointment was effective as of and on September 16, 2013.

On October 1, 2013, the Board appointed Dr. David Theno, Jr. to serve as a member of the Board.  His appointment was immediately effective as of October 1, 2013.

On October 3, 2013, the Board appointed Craig C. Culver to serve as a member of the Board.  His appointment was immediately effective as of October 3, 2013.

On October 8, 2013, the Board appointed William Otis to serve as a member of the Board.  His appointment was immediately effective as of October 8, 2013.

Common Stock and Other Activity

The following transactions occurred on August 13, 2013:

•

We completed a private placement pursuant to which we sold 5,500,000 shares of our common stock. The shares were sold at a per share purchase price of $0.20, resulting in approximately $1,100,000 in aggregate proceeds to the Company. The shares of common stock issued under the private placements were offered and sold without registration under the Securities Act of 1933, as amended (the “Securities Act”), or state securities laws, in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder and in reliance on similar exemptions under applicable state laws, based on the lack of any general solicitation or advertising in connection with the sale of the securities; the representation of each investor to the Company that it is an accredited investor (as that term is defined in Rule 501 of Regulation D) and that it was purchasing the securities for its own account and without a view to distribute them. The securities may not be offered or sold in the United States without an effective registration statement or pursuant to an exemption from applicable registration requirements. We have used, and intend to continue to use, the remaining proceeds from the offering for working capital and general corporate purposes.

•

We entered into a two-year service agreement with Pillar Marketing Group, Inc. for general advisory services with respect to corporate finance and capital raising activities, merger and acquisition transactions, and other related endeavors.  Per the agreement with Pillar we issued 250,000 shares of unregistered common stock, with a value of $175,000. Pillar is also to be paid the sum of $25,000 per month plus, upon consummation of any transaction involving either (i) the acquisition, merger, or combination, or similar transaction of or with another company; or, (ii) a transaction which results in the Company “Up Listing”, as that term is commonly defined in a business context, we are to issue Pillar that number of our shares of our common stock which equals to three percent (3%) of our issued and outstanding shares determined on a fully diluted basis post-transaction.  Pillar also received $150,000 for certain corporate reorganization activities previously provided.  We also issued Pillar 300,000 shares of unregistered common stock for certain corporate reorganization services previously provided.

•	We issued 300,000 shares of unregistered common stock, with a value of $210,000, for investor relations. The shares were issued to Bibicoff & McInnis for investor relations services.

•

We issued 250,000 shares of unregistered common stock, with a value of $175,000, for corporate finance and restructuring activities to Wulff Services Inc.  Wulff Services, Inc. is primarily owned by our current Chief Financial Officer / Chief Operation Officer, Peter Wulff. In addition, Wulff Services, Inc. received a onetime payment of $75,000 related to the corporate finance and restructuring efforts.

•

We issued 300,000 shares of common stock, with a value of $210,000, to Donna Singer, per Ms. Singer’s separation agreement, pursuant to an exemption from registration provided by Section 4(a)(2) of the Securities Act.  Ms. Singer was the Company’s Executive Vice President and served as a member of the Board.  Additionally, as part of this issuance, we granted certain registration rights with respect to the shares issued to Ms. Singer.

•

We issued 850,000 shares of common stock, with a value of $595,000, to Michael L. Krall, per Mr. Krall’s separation agreement, pursuant to an exemption from registration provided by Section 4(a)(2) of the Securities Act.  Mr. Krall was the Company’s Chief Executive and served as a member of the Board.  Additionally, as part of this issuance, we granted certain registration rights with respect to the shares issued to Mr. Krall.

On October 1, 2013, we received $162,500 from the exercise of a warrant to purchase 250,000 shares of our common stock.

On October 14 and October 16, 2013, we completed a private placement pursuant to which we sold 2,441,270 shares of our common stock. The shares of common stock issued in this offering were offered and sold without registration under the Securities Act, or state securities laws, in reliance on the exemptions provided by Section 4(a)(2) (previously 4(2)) of the Securities Act and Regulation D promulgated thereunder and in reliance on similar exemptions under applicable state laws, based on the lack of any general solicitation or advertising in connection with the sale of the securities; the representation of each investor to the Company that it is an accredited investor (as that term is defined in Rule 501 of Regulation D) and that it was purchasing the securities for its own account and without a view to distribute them. The shares were sold at a per share purchase price of $0.75 per share, resulting in approximately $1.83 million in aggregate proceeds to the Company. We have used, and intend to continue to use, the remaining proceeds from the offering for working capital and general corporate purposes.

On October 23, 2013, we issued 305,833 shares of unregistered common stock, in exchange for previous services provided, valued at, $257,750, and paid $91,500 to Mr. Cohee and/or his affiliates for financial advisor services.

Retention of Chairman

Chairman Agreement: On August 13, 2013, we appointed Dave Pfanzelter to serve as Chairman of the Board.  On October 23, 2013, we entered into a Chairman Agreement with Mr. Pfanzelter (the “Chairman Agreement”).  The Chairman Agreement provides that Mr. Pfanzelter is to serve as Chairman of the Board, effective as of August 13, 2013, until his earlier resignation or removal.  The Chairman Agreement provides that for the period beginning on August 13, 2013 and ending November 13, 2013, we are to pay Mr. Pfanzelter an amount of approximately $41,700 per month for his services as Chairman of the Board, and thereafter we are to pay Mr. Pfanzelter the amount of $12,500 per month for his services as Chairman of the Board, payable on a quarterly basis (collectively “Chairman Compensation”).  Mr. Pfanzelter is also eligible to receive annual and periodic bonuses in the discretion of the Board.

The Chairman Agreement provides for certain compensation to be paid to Mr. Pfanzelter if he is removed by the Board without Cause or Mr. Pfanzelter resigns for Good Reason. In summary, “Cause” is the commission by Mr. Pfanzelter of an act of fraud or another felony, or gross misconduct resulting in a material adverse effect on the Company; refusal by Mr. Pfanzelter to perform his or her duties under the Chairman Agreement or to otherwise breach the Chairman Agreement, or a material breach by Mr. Pfanzelter of Company policy or the Chairman Agreement or other agreements between the Company and Mr. Pfanzelter. “Good Reason” is a material reduction of Mr. Pfanzelter’s compensation; a material reduction by the Board of Mr. Pfanzelter’s authority, duties or responsibilities; or a material breach of the Chairman Agreement by the Company.

Upon such event, Mr. Pfanzelter, upon signing a release in favor of the Company, would be entitled to severance pay in the form of continued payments. Mr. Pfanzelter would be entitled to receive his Chairman Compensation then in effect for a period of 12 months following such date of removal or resignation.  The Chairman Agreement additionally provides that all outstanding vested stock options held by Mr. Pfanzelter at the date of such termination would continue to be exercisable for a period of up to 90 days following such termination, but in no event beyond the maximum permitted expiration date.  Additionally, 100% of Mr. Pfanzelter’s restricted stock units described below would vest.

The Chairman Agreement with Mr. Pfanzelter also provides for compensation if Mr. Pfanzelter’s  position is terminated by the Company without Cause within twelve months following a Change in Control, or Mr. Pfanzelter resigns for Good Reason within such period. A “Change in Control” is the closing of the sale, transfer or other disposition of all or substantially all of the Company’s assets or the exclusive license of substantially all of the intellectual property of the Company; the consummation of a merger or consolidation of the Company with or into another entity; any person (subject to certain exemptions) becomes the beneficial owner of securities of the Company representing 35% or more of the total combined voting power of the Company; or if individuals who, as of 60 days after the effective date of the agreement are members of the Board, or are nominees of such Board members, cease to constitute at least a majority of the members of the Board.

Upon such event, Mr. Pfanzelter would be entitled to additional separation pay in excess of the amounts described above, in each case in an amount equal to a single lump sum payment equal to 200% of Mr. Pfanzelter’s then current Chairman Compensation.  Additionally, 100% of Mr. Pfanzelter’s restricted stock units described below would vest upon.

Chairman RSU Award:  On October 23, 2013, we granted Mr. Pfanzelter an award consisting of two million eight hundred thousand (2,800,000) Restricted Stock Units (“RSUs”).  The award was not granted pursuant to any compensatory, bonus, or similar plan maintained or otherwise sponsored by the Company.  The RSUs vest 25% on February 15, 2014, 25% on February 15, 2015 and 50% on February 15, 2016.  The shares of our common stock will be settled and delivered to Mr. Pfanzelter six months after each applicable vesting date referenced above. Additionally, 100% of the restricted stock units would vest upon a termination without Cause or resignation for Good Reason, upon a Change in Control, or upon grantee’s death or complete disability.  At vesting, if grantee is a director or consultant, the Company is obligated to pay grantee an amount equal to the sum of the taxes imposed on the vested units that are treated as “self-employment income” plus a tax gross-up payment for all federal, state and local taxes payable by grantee.  At settlement, the Company shall allow grantee to satisfy all or any portion of the Company’s tax withholding obligations by having the Company cancel the shares of stock otherwise deliverable to the grantee in settlement of the restricted stock units in an amount equal to a number of whole shares having a fair market value not in excess of the amount of such tax withholding obligations determined by the applicable minimum statutory withholding rates.  Upon cancellation of the shares, the Company shall pay the fair market value of such cancelled shares to the grantee in cash so that the grantee can satisfy his tax obligations.

Retention of Chief Executive Officer

Henry Lambert Employment Agreement:  On September 10, 2013, we appointed Henry R. Lambert to serve as Chief Executive Officer and a member of the Board.  His employment agreement, dated as of October 23, 2013, provides that such agreement continues until termination by either the Company or Mr. Lambert. During the term of each employment agreement, Mr. Lambert is entitled to an annual base salary, which may be increased, but not decreased, by the Board or the Compensation Committee in their discretion. His initial annual base salary is $350,000.

Mr. Lambert’s employment agreement also provides that, during the term of such agreement, he is eligible for equity compensation grants to be awarded at the discretion of the Compensation Committee and the Board, and also provides for annual bonus targets equal to, as applicable, 50% of his current annual base salary, in each case to be awarded at the sole discretion of the Compensation Committee and the Board. Additionally, pursuant to the terms of Mr. Lambert’s employment agreement, we granted Mr. Lambert a restricted stock unit for 500,000 shares of our common stock as described below.

Mr. Lambert’s employment agreement provides for certain compensation to be paid such executive officer if his employment is terminated by the Company without Cause or terminated by the executive for Good Reason. In summary, “Cause” is the commission by the executive of an act of fraud or another felony, or gross misconduct resulting in a material adverse effect on the Company; refusal by the executive to perform his or her duties under the agreement or to otherwise breach the agreement, or a violation of confidentiality, non-competition and/or non-solicitation provisions to which the Company is bound. “Good Reason” is a material reduction of the executive’s base salary or target bonus percentage; a material reduction by the Company of the executive’s authority, duties or responsibilities; a relocation of the Company’s offices that requires an increase in the executive’s one-way driving distance of more than fifty miles; or a material breach of the agreement by the Company.

Upon such event, the executive, upon signing a release in favor of the Company, would be entitled to severance pay in the form of continued payments. Mr. Lambert would be entitled to receive his base salary then in effect and group health and dental benefits in accordance with COBRA for a period of 6 months from the date of his termination or resignation.  His employment agreement additionally provides that all outstanding vested stock options held by Mr. Lambert at the date of such termination would continue to be exercisable for a period of up to 90 days following such termination, but in no event beyond the maximum permitted expiration date.  Additionally, 100% of the restricted stock units described below would vest upon such termination or resignation.

The employment agreement with Mr. Lambert also provides for compensation if Mr. Lambert’s employment is terminated by the Company without Cause within twelve months following a Change in Control, or the executive resigns for Good Reason within such period. A “Change in Control” is the closing of the sale, transfer or other disposition of all or substantially all of the Company’s assets or the exclusive license of substantially all of the intellectual property of the Company; the consummation of a merger or consolidation of the Company with or into another entity; any person (subject to certain exemptions) becomes the beneficial owner of securities of the Company representing 35% or more of the total combined voting power of the Company; or if individuals who, as of 60 days after the effective date of the agreement are members of the Board, or are nominees of such Board members, cease to constitute at least a majority of the members of the Board.

Upon such event, Mr. Lambert would be entitled to additional severance pay in excess of the amounts described above, in each case in an amount equal to a single lump sum payment equal to 100% of Mr. Lambert’s then current annual base salary. In addition, in such event, the vesting of all outstanding stock options then held by the applicable executive would automatically accelerate and all stock options would continue to be exercisable for 12 months, but in no event beyond the maximum permitted expiration date.  Additionally, 100% of the restricted stock units described below would vest.

Henry Lambert RSU Awards:  On October 23, 2013, we granted Mr. Lambert an award consisting of five hundred thousand (500,000) RSUs.  The award was not granted pursuant to any compensatory, bonus, or similar plan maintained or otherwise sponsored by the Company.  The RSUs vest sixty percent (60%) on September 10, 2014 and the vesting of the remaining forty percent (40%) depend on the achievement of certain quarterly sales goals over a two year period.  The shares of our common stock will be settled and delivered to Mr. Lambert six months after the vesting date of September 10, 2014 and immediately after the vesting upon achievement of certain quarterly sales goals, referenced above.  Additionally, 100% of the restricted stock units subject to the time-based vesting would vest upon a termination without Cause or resignation for Good Reason, upon a Change in Control, or upon grantee’s death or complete disability.  100% of the restricted stock units subject to the vesting based on achievement of certain sales goals would vest upon a termination without Cause or resignation for Good Reason, upon a Change in Control, or upon grantee’s death or complete disability, so long as such condition occurred prior to October 31, 2015.  At vesting, if grantee is an employee, the Company is obligated to withhold FICA amount due with respect to the vested units and the Company is also obligated to pay grantee an amount equal to the FICA amount withheld plus a tax gross-up payment for taxes payable by the grantee with respect to the FICA amount.  At settlement, the Company shall allow grantee to satisfy all or any portion of the Company’s tax withholding obligations by having the Company deduct from the shares of stock otherwise deliverable to the grantee in settlement of the restricted stock units a number of whole shares having a fair market value not in excess of the amount of such tax withholding obligations determined by the applicable minimum statutory withholding rates.

Retention of Chief Financial Officer/ Chief Operating Officer

Peter Wulff Agreement:  On August 13, 2013, we appointed Peter Wulff as our Chief Financial Officer, Chief Operating Officer, and Corporate Secretary.  His employment agreement, dated as of October 23, 2013, provides that such agreement continues until termination by either the Company or Mr. Wulff. During the term of each employment agreement, Mr. Wulff is entitled to an annual base salary, which may be increased, but not decreased, by the Board or the Compensation Committee in their discretion. His initial annual base salary is $325,000.

Mr. Wulff’s employment agreement also provides that, during the term of such agreement, he is eligible for equity compensation grants to be awarded at the discretion of the Compensation Committee and the Board, and also provides for annual bonus targets equal to, as applicable, 50% of his current annual base salary, in each case to be awarded at the sole discretion of the Compensation Committee and the Board. Additionally, pursuant to the terms of Mr. Wulff’s employment agreement, we granted Mr. Wulff a restricted stock unit for 1,000,000 shares of our common stock as described below.

Mr. Wulff’s employment agreement provides for certain compensation to be paid such executive officer if his employment is terminated by the Company without Cause or terminated by the executive for Good Reason. In summary, “Cause” is the commission by the executive of an act of fraud or another felony, or gross misconduct resulting in a material adverse effect on the Company; refusal by the executive to perform his or her duties under the agreement or to otherwise breach the agreement, or a violation of confidentiality, non-competition and/or non-solicitation provisions to which the Company is bound. “Good Reason” is a material reduction of the executive’s base salary or target bonus percentage; a material reduction by the Company of the executive’s authority, duties or responsibilities; a relocation of the Company’s offices that requires an increase in the executive’s one-way driving distance of more than fifty miles; or a material breach of the agreement by the Company.

Upon such event, the executive, upon signing a release in favor of the Company, would be entitled to severance pay in the form of continued payments. Mr. Wulff would be entitled to receive his base salary then in effect and group health and dental benefits in accordance with COBRA for a period of 12 months from the date of his termination or resignation.  His employment agreement additionally provides that all outstanding vested stock options held by Mr. Wulff at the date of such termination would continue to be exercisable for a period of up to 90 days following such termination, but in no event beyond the maximum permitted expiration date.  Additionally, 100% of the restricted stock units described below would vest upon such termination or resignation.

The employment agreement with Mr. Wulff also provides for compensation if Mr. Wulff’s employment is terminated by the Company without Cause within twelve months following a Change in Control, or the executive resigns for Good Reason within such period. A “Change in Control” is the closing of the sale, transfer or other disposition of all or substantially all of the Company’s assets or the exclusive license of substantially all of the intellectual property of the Company; the consummation of a merger or consolidation of the Company with or into another entity; any person (subject to certain exemptions) becomes the beneficial owner of securities of the Company representing 35% or more of the total combined voting power of the Company; or if individuals who, as of 60 days after the effective date of the agreement are members of the Board, or are nominees of such Board members, cease to constitute at least a majority of the members of the Board.

Upon such event, Mr. Wulff would be entitled to additional severance pay in excess of the amounts described above, in each case in an amount equal to a single lump sum payment equal to 200% of Mr. Wulff’s then current annual base salary. In addition, in such event, the vesting of all outstanding stock options then held by the applicable executive would automatically accelerate and all stock options would continue to be exercisable for 12 months, but in no event beyond the maximum permitted expiration date.  Additionally, 100% of the restricted stock units described below would vest.

Peter Wulff RSU Awards:  On October 23, 2013, we granted Mr. Wulff an award consisting of one million (1,000,000) RSUs.  The award was not granted pursuant to any compensatory, bonus, or similar plan maintained or otherwise sponsored by the Company.  The RSUs vest twenty five percent (25%) on March 15, 2014, twenty five percent (25%) on March 15, 2015 and fifty percent (50%) on March 15, 2016.  The shares of our common stock will be settled and delivered to Mr. Wulff six months after each applicable vesting date referenced above. Additionally, 100% of the restricted stock units would vest upon a termination without Cause or resignation for Good Reason, upon a Change in Control, or upon grantee’s death or complete disability.  At vesting, if grantee is an employee, the Company is obligated to withhold FICA amount due with respect to the vested units and the Company is also obligated to pay grantee an amount equal to the FICA amount withheld plus a tax gross-up payment for taxes payable by the grantee with respect to the FICA amount.  At settlement, the Company shall allow grantee to satisfy all or any portion of the Company’s tax withholding obligations by having the Company deduct from the shares of stock otherwise deliverable to the grantee in settlement of the restricted stock units a number of whole shares having a fair market value not in excess of the amount of such tax withholding obligations determined by the applicable minimum statutory withholding rates.

Retention of Non-Employee Directors

Cohee Director Agreement: On August 13, 2013, we appointed Mr. Cohee to serve as a member of the Board and on September 17, 2013, we entered into a letter agreement with Mr. Cohee.  Mr. Cohee’s letter agreement provides that his initial term will be for one year.  In connection with his execution of the letter agreement, we are obligated to issue him 200,000 shares of our common stock pursuant to a restricted stock unit agreement.  Additionally, we will pay him an annual retainer fee of $60,000, payable quarterly.  Additionally, he acknowledges and agrees that in order to satisfy certain rules for public companies he may be required to serve on one or more of the Board’s Audit Committee, Compensation Committee, and/or Nominating and Governance Committee, and that such committee assignments will be agreed between him and the Company, and that he will be compensated for such service.  His letter agreement also provides that he will also be subject to certain confidentiality obligations.

Non-Employee RSU Awards:  On October 23, 2013, the Company granted Messrs. Cohee, Culver, Otis and Dr. Theno, awards consisting of two hundred thousand (200,000) RSUs, respectively.  The awards were not granted pursuant to any compensatory, bonus, or similar plan maintained or otherwise sponsored by the Company.  The RSUs vest fifty percent (50%) on the earlier of (i) the date of the annual meeting in 2015 or (ii) January 15, 2015 and fifty percent (50%) on the earlier of (i) the date of the annual meeting in 2016 or (ii) January 15, 2016.  The shares of our common stock will be settled and delivered to Messrs. Cohee, Culver, Otis and Dr. Theno immediately after vesting.

Director Fees:  Our non-employee directors will receive (i) an annual cash retainer of $60,000, paid on a fiscal quarter basis; (ii) an annual cash retainer for service as a Committee Chair, as follows: Audit Committee Chair – $10,000; and Compensation Committee Chair – $5,000; (iii) a fee of $4,000 for serving on the Audit Committee; and (iv) $2,500 for serving on the Compensation Committee.  We also reimburse our non-employee directors for their reasonable travel and lodging costs to attend Board and Committee meetings.